REVENUE	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
REVENUE
REVENUE

For the years ended December 31	2018	2017
Gold sales[1]
Spot market sales	$6,575	$7,566
Concentrate sales	25	64
Provisional pricing adjustments	—	1
	$6,600	$7,631
Copper sales[1]
Copper concentrate sales	$549	$608
Provisional pricing adjustments	(37)	—
	$512	$608
Other sales[2]	$131	$135
Total	$7,243	$8,374

[1]	Revenues include amounts transferred from OCI to earnings for commodity cash flow hedges (see note 25d).

[2]	Revenues include the sale of by-products from our gold and copper mines.

Principal Products
All of our gold mining operations produce gold in doré form, except Porgera, which produces both gold doré and gold concentrate. Gold doré is unrefined gold bullion bars usually consisting of 90% gold that is refined to pure gold bullion prior to sale to our customers. Concentrate is a processing product containing the valuable ore mineral from which most of the waste mineral has been eliminated. Our Lumwana and Jabal Sayid mines produce a concentrate that primarily contains copper. Incidental revenues from the sale of by-products, primarily copper, silver and energy at our gold mines, are classified within other sales.

Provisional Copper and Gold Sales
We have provisionally priced sales for which price finalization, referenced to the relevant copper and gold index, is outstanding at the balance sheet date. Our exposure at December 31, 2018 to the impact of movements in market commodity prices for provisionally priced sales is set out in the following table:

	Volumes subject to final pricing Copper (millions)		Impact on net income before taxation of 10% movement in market price US$
As at December 31	2018	2017	2018	2017
Copper pounds	51	57	$14	$19

At December 31, 2018, our provisionally priced copper sales subject to final settlement were recorded at average prices of $2.71/lb (2017: $3.29/lb). At December 31, 2018 and December 31, 2017, there were no provisionally priced gold sales subject to final settlement. The sensitivities in the above tables have been determined as the impact of a 10% change in commodity prices at each reporting date, while holding all other variables, including foreign currency exchange rates, constant.